Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Salaries, benefits, bonuses and consulting fees	$ 908,052	$ 1,395,096	$ 1,839,441
Share-based payments	1,085,669	1,980,732	1,345,952
Key management personnel compensation	$ 1,993,721	$ 3,375,828	$ 3,185,393